INTANGIBLE ASSETS - Schedule of Changes in Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 38,411	$ 30,609
Additions	899	746
Disposals, intangible assets other than goodwill	(2,746)	(2,175)
Acquisitions through business combinations	4,096	12,013
Amortization	(2,653)	(2,138)
Foreign currency translation	987	(644)
Ending balance	38,994	38,411
Costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	44,409	34,810
Additions	899	746
Disposals, intangible assets other than goodwill	(3,989)	(2,434)
Acquisitions through business combinations	4,096	12,011
Amortization	0	0
Foreign currency translation	1,177	(724)
Ending balance	46,592	44,409
Accumulated Amortization and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(5,998)	(4,201)
Additions	0	0
Disposals, intangible assets other than goodwill	1,243	259
Acquisitions through business combinations	0	2
Amortization	2,653	2,138
Foreign currency translation	(190)	80
Ending balance	$ (7,598)	$ (5,998)